Principal accounting policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) [1]	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Total sales	¥ 6,994,328	$ 985,131	¥ 9,264,351	¥ 11,351,446
Live streaming
Disaggregation of Revenue
Total sales	6,450,782	908,574	8,195,907	10,186,204
Advertising and others
Disaggregation of Revenue
Total sales	¥ 543,546	$ 76,557	¥ 1,068,444	¥ 1,165,242

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).